Borrowings - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net debt reconciliation
Net debt at beginning of the period	£ 213,087	£ 260,898
Net debt cash flow adjustment	31,337	(69,662)
Net debt non-cash adjustment	9,322	21,851
Net debt at end of the period	253,746	213,087
Non-current borrowings
Net debt reconciliation
Net debt at beginning of the period	497,630	484,528
Net debt non-cash adjustment	(10,936)	13,102
Net debt at end of the period	486,694	497,630
Current borrowings
Net debt reconciliation
Net debt at beginning of the period	5,724	5,564
Net debt cash flow adjustment	(17,083)	(16,660)
Net debt non-cash adjustment	20,433	16,820
Net debt at end of the period	9,074	5,724
Cash and cash equivalents
Net debt reconciliation
Net debt at beginning of the period	(290,267)	(229,194)
Net debt cash flow adjustment	48,420	(53,002)
Net debt non-cash adjustment	(175)	(8,071)
Net debt at end of the period	£ (242,022)	£ (290,267)